PAYROLL AND SOCIAL SECURITY TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Payroll and Social Security Taxes Payable

	As of December 31,
	2025	2024
Current
Provision for vacation, bonus and others	142,061	177,631
Social security tax	49,585	43,199
Salaries	10,668	16,849
Cash-settled scheme	440	1,157
Directors fees	43	180
Other	598	424
TOTAL	203,395	239,440

Non current
Provision for vacation, bonus and others	2,358	4,363
Cash-settled scheme	—	824
TOTAL	2,358	5,187